Pay vs Performance Disclosure - USD ($)						12 Months Ended
		Apr. 01, 2023		May 15, 2022	Apr. 01, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100
					Average		Investment Based on:(3)			Company
		Summary			Summary	Average				Selected
	Summary	Compensation		Compensation	Compensation	Compensation		Peer		Measure:
	Compensation	Table	Compensation	Actually	Table Total	Actually		Group		FX-
	Table	Total for	Actually	Paid	for	Paid to	Total	Total	Net	Neutral
	Total for	Prior	Paid to	to Prior	NON-PEO	NON-PEO	Shareholder	Shareholder	Income	Revenue
Year	PEO(1)	PEO(1)	PEO(2)	PEO	NEOs(1)	NEOs(2)	Return	Return	($M)	($M)(4)
2025	$28,463,890	N/A	$ 74,378,139	N/A	$11,472,580	$14,029,701	$189.15	$258.38	$ 2,031	$11,053
2024	$20,349,650	N/A	$ 49,091,343	N/A	$ 7,166,848	$12,002,184	$132.51	$208.30	$ 1,975	$10,281
2023	$21,560,669	N/A	$ 24,813,140	N/A	$ 7,702,798	$ 8,603,146	$ 91.52	$152.48	$ 2,767	$10,060
2022	$16,950,325	N/A	$ (18,130,627)	N/A	$ 8,547,469	$ 673,193	$ 85.02	$ 96.60	$ (1,269)	$10,115
2021	$21,685,102	N/A	$ 45,448,713	N/A	$12,005,041	$10,293,743	$133.81	$134.53	$ 13,608	$10,232

(1)	The Principal Executive Officer (“PEO”) and other NEOs (the “Non-PEO NEOs”) for the applicable years were as follows:
•	2025: Mr. Iannone served as our PEO, and Ms. Alford, Ms. Loeger, Mr. Sweetnam and Ms. Wellington served as the Non-PEO NEOs. Mr. Priest’s and Mr. Garcia’s employment with the Company terminated on July 31, 2025 and July 18, 2025, respectively.
•	2024: Mr. Iannone served as our PEO, and Mr. Garcia, Ms. Huber, Ms. Loeger, Mr. Priest and Ms. Wellington served as the Non-PEO NEOs. Ms. Huber’s employment with the Company terminated on June 21, 2024.
•	2023: Mr. Iannone served as our PEO, and Mr. Boone, Mr. Garcia, Ms. Loeger and Mr. Priest served as the Non-PEO NEOs.
•	2022: Mr. Iannone served as our PEO, and Mr. Boone, Mr. Garcia, Ms. Loeger, Mr. Priest and Mr. Thompson served as the Non-PEO NEOs. Mr. Thompson’s employment with the Company terminated on April 29, 2022.
•	2021: Mr. Iannone served as our PEO and Mr. Boone, Mr. Cring, Ms. Loeger, Mr. Priest, Mr. Thompson and Ms. Yetto served as the Non-PEO NEOs. Mr. Cring’s and Ms. Yetto’s employment with the Company terminated on October 15, 2021 and March 16, 2021, respectively.

The dollar amounts reported are the amounts of total compensation reported for Mr. Iannone for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)	The 2025 Summary Compensation Table totals reported for our PEO and the average of the Non-PEO NEOs as a group for each year were subject to the following equity award adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid” using the methodology described below:

	2025
		Average
		for
		Other
	PEO	NEOs
Summary Compensation Table Total	$28,463,890	$11,472,580
Adjustments
Deduction for amount reported under the “Stock Awards” and “Option Awards” Columns of the Summary Compensation Table	$(23,518,310)	$(6,292,452)
Increase/deduction for the Inclusion of Rule 402(v) Equity Values(*):
Year End Fair Value of Equity Awards Granted During the Year	$47,306,977	$8,785,337
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$15,930,899	$1,649,344
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$2,164,758	$332,930
Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	$3,123,613	$1,359,308
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$0	$(3,334,835)
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or
Total Compensation	$906,311	$57,488
Total	$69,432,558	$8,849,573
COMPENSATION ACTUALLY PAID	$74,378,139	$14,029,701

(*)	Compensation Actually Paid excludes the Stock Awards and Option Awards columns from the relevant fiscal year’s Summary Compensation Table total. The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. The Rule 402(v) Equity Values reflect the aggregate of the following components, as applicable: (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year, less the fair value at the end of the prior year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year and (iv) the value of dividend equivalents paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. Equity values are calculated in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Update (“ASC”) Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant or the Company’s approach to valuation employed in its financial statements.

For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant date fair value for accounting purposes.

The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal year(s). For more information, please see the notes to our financial statements in our Annual Report on Form 10-K and the footnotes to the Summary Compensation Table of this Proxy Statement above.

PBRSU Valuation Assumptions

	Financial	TSR Realized
	Metric	Performance		Risk-Free
PBRSUs	Multiplier	(Percentile)	Volatility	Interest Rate
2023 PBRSU	100% - 230%	50P - 75P	100% - 230%	100% - 230%
2024 PBRSU	100% - 230%	50P - 75P	100% - 230%	100% - 230%
2025 PBRSU	100% - 230%	50P - 75P	100% - 230%	100% - 230%

Stock Option Valuation Assumptions

Grant Date	Expected Term (Years)**	Strike Price	Volatility***	Dividend Yield***	Risk-Free Interest Rate***
4/1/2022	3.11	$57.71	31.20%	1.75%	3.92%
5/15/2022	2.56	$46.65	29.55%	1.75%	3.93%
4/1/2023	1.86 – 2.85	$44.37	27.59% - 33.09%	1.34% - 1.75%	3.41% - 3.93%

(**)	Expected term adjusted for moneyness is calculated as the midpoint between the weighted time to vest (considering both service and performance conditions) and the contractual term, and then adjusted based on the moneyness ratio as of the measurement date.
(***)	Implied volatility, dividend yield and Risk-free rate are computed as of the measurement date following similar methodology as grant date.
(3)	The peer group for TSR for each listed fiscal year is the S&P 500 Information Technology (Sector) Index. The TSR amounts disclosed in the table assume a fixed investment of $100, and the relevant “measurement period” for any given year presented is the market close on the last trading day before the registrant’s earliest fiscal year presented in the table, through and including the end of the fiscal year for which cumulative TSR is being calculated. In addition, the TSR for the earliest year in the table will represent the TSR over that “first” year while the TSR for the next earliest year will represent the cumulative TSR over the first and the second years.
(4)	The Company has identified FX-Neutral Revenue as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the Other NEOs in 2025 to the Company’s performance. FX-Neutral Revenue was chosen from the following three most important financial performance measures used by the Company to link compensation actually paid to the PEO and other NEOs in 2025 to the Company’s performance:

Company Selected Measure Name						FX-Neutral Revenue
Named Executive Officers, Footnote [Text Block]
(1)	The Principal Executive Officer (“PEO”) and other NEOs (the “Non-PEO NEOs”) for the applicable years were as follows:
•	2025: Mr. Iannone served as our PEO, and Ms. Alford, Ms. Loeger, Mr. Sweetnam and Ms. Wellington served as the Non-PEO NEOs. Mr. Priest’s and Mr. Garcia’s employment with the Company terminated on July 31, 2025 and July 18, 2025, respectively.
•	2024: Mr. Iannone served as our PEO, and Mr. Garcia, Ms. Huber, Ms. Loeger, Mr. Priest and Ms. Wellington served as the Non-PEO NEOs. Ms. Huber’s employment with the Company terminated on June 21, 2024.
•	2023: Mr. Iannone served as our PEO, and Mr. Boone, Mr. Garcia, Ms. Loeger and Mr. Priest served as the Non-PEO NEOs.
•	2022: Mr. Iannone served as our PEO, and Mr. Boone, Mr. Garcia, Ms. Loeger, Mr. Priest and Mr. Thompson served as the Non-PEO NEOs. Mr. Thompson’s employment with the Company terminated on April 29, 2022.
•	2021: Mr. Iannone served as our PEO and Mr. Boone, Mr. Cring, Ms. Loeger, Mr. Priest, Mr. Thompson and Ms. Yetto served as the Non-PEO NEOs. Mr. Cring’s and Ms. Yetto’s employment with the Company terminated on October 15, 2021 and March 16, 2021, respectively.

PEO Total Compensation Amount	[1]					$ 28,463,890	$ 20,349,650	$ 21,560,669	$ 16,950,325	$ 21,685,102
PEO Actually Paid Compensation Amount	[2]					$ 74,378,139	49,091,343	24,813,140	(18,130,627)	45,448,713
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The 2025 Summary Compensation Table totals reported for our PEO and the average of the Non-PEO NEOs as a group for each year were subject to the following equity award adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid” using the methodology described below:

	2025
		Average
		for
		Other
	PEO	NEOs
Summary Compensation Table Total	$28,463,890	$11,472,580
Adjustments
Deduction for amount reported under the “Stock Awards” and “Option Awards” Columns of the Summary Compensation Table	$(23,518,310)	$(6,292,452)
Increase/deduction for the Inclusion of Rule 402(v) Equity Values(*):
Year End Fair Value of Equity Awards Granted During the Year	$47,306,977	$8,785,337
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$15,930,899	$1,649,344
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$2,164,758	$332,930
Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	$3,123,613	$1,359,308
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$0	$(3,334,835)
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or
Total Compensation	$906,311	$57,488
Total	$69,432,558	$8,849,573
COMPENSATION ACTUALLY PAID	$74,378,139	$14,029,701

(*)	Compensation Actually Paid excludes the Stock Awards and Option Awards columns from the relevant fiscal year’s Summary Compensation Table total. The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. The Rule 402(v) Equity Values reflect the aggregate of the following components, as applicable: (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year, less the fair value at the end of the prior year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year and (iv) the value of dividend equivalents paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. Equity values are calculated in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Update (“ASC”) Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant or the Company’s approach to valuation employed in its financial statements.

Non-PEO NEO Average Total Compensation Amount	[1]					$ 11,472,580	7,166,848	7,702,798	8,547,469	12,005,041
Non-PEO NEO Average Compensation Actually Paid Amount	[2]					$ 14,029,701	$ 12,002,184	$ 8,603,146	673,193	10,293,743
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	The 2025 Summary Compensation Table totals reported for our PEO and the average of the Non-PEO NEOs as a group for each year were subject to the following equity award adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid” using the methodology described below:

	2025
		Average
		for
		Other
	PEO	NEOs
Summary Compensation Table Total	$28,463,890	$11,472,580
Adjustments
Deduction for amount reported under the “Stock Awards” and “Option Awards” Columns of the Summary Compensation Table	$(23,518,310)	$(6,292,452)
Increase/deduction for the Inclusion of Rule 402(v) Equity Values(*):
Year End Fair Value of Equity Awards Granted During the Year	$47,306,977	$8,785,337
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$15,930,899	$1,649,344
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$2,164,758	$332,930
Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	$3,123,613	$1,359,308
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$0	$(3,334,835)
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or
Total Compensation	$906,311	$57,488
Total	$69,432,558	$8,849,573
COMPENSATION ACTUALLY PAID	$74,378,139	$14,029,701

(*)	Compensation Actually Paid excludes the Stock Awards and Option Awards columns from the relevant fiscal year’s Summary Compensation Table total. The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. The Rule 402(v) Equity Values reflect the aggregate of the following components, as applicable: (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year, less the fair value at the end of the prior year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year and (iv) the value of dividend equivalents paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. Equity values are calculated in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Update (“ASC”) Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant or the Company’s approach to valuation employed in its financial statements.

Equity Valuation Assumption Difference, Footnote [Text Block]

PBRSU Valuation Assumptions

	Financial	TSR Realized
	Metric	Performance		Risk-Free
PBRSUs	Multiplier	(Percentile)	Volatility	Interest Rate
2023 PBRSU	100% - 230%	50P - 75P	100% - 230%	100% - 230%
2024 PBRSU	100% - 230%	50P - 75P	100% - 230%	100% - 230%
2025 PBRSU	100% - 230%	50P - 75P	100% - 230%	100% - 230%

Stock Option Valuation Assumptions

Grant Date	Expected Term (Years)**	Strike Price	Volatility***	Dividend Yield***	Risk-Free Interest Rate***
4/1/2022	3.11	$57.71	31.20%	1.75%	3.92%
5/15/2022	2.56	$46.65	29.55%	1.75%	3.93%
4/1/2023	1.86 – 2.85	$44.37	27.59% - 33.09%	1.34% - 1.75%	3.41% - 3.93%

(**)	Expected term adjusted for moneyness is calculated as the midpoint between the weighted time to vest (considering both service and performance conditions) and the contractual term, and then adjusted based on the moneyness ratio as of the measurement date.
(***)	Implied volatility, dividend yield and Risk-free rate are computed as of the measurement date following similar methodology as grant date.

Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Financial Metric Multiplier, Minimum						100.00%	100.00%	100.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Financial Metric Multiplier, Maximum						230.00%	230.00%	230.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, TSR Realized Performance, Minimum						50.00%	50.00%	50.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, TSR Realized Performance, Maximum						75.00%	75.00%	75.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum		27.59%	[3]			100.00%	100.00%	100.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum		33.09%	[3]			230.00%	230.00%	230.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate, Minimum	[3]	1.34%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate, Maximum	[3]	1.75%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum		3.41%	[3]			100.00%	100.00%	100.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum		3.93%	[3]			230.00%	230.00%	230.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	[4]			6 years 6 months 22 days	3 years 1 month 10 days
Share Price		$ 44.37		$ 46.65	$ 57.71
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	[3]			29.55%	31.20%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	[3]			1.75%	1.75%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	[3]			3.93%	3.92%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Minimum	[4]	1 year 10 months 10 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Maximum	[4]	2 years 10 months 6 days
Compensation Actually Paid vs. Net Income
•	Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Non-PEO NEOs and the Company’s Net Income. The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s net income:

Compensation Actually Paid vs. Company Selected Measure
•	Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Non-PEO NEOs and the Company’s FX-Neutral Revenue. The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s FX-Neutral Revenue.

Total Shareholder Return Vs Peer Group
•	Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Non-PEO NEOs and the Company’s Cumulative TSR. The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s TSR, as well as the relationship between our TSR and the TSR of our peer group.

Tabular List, Table

Most Important Financial Performance Measures:

•	FX-Neutral Revenue(1) (the company-selected measure)—broad topline financial metric reflecting GMV performance while incentivizing business development and growth
•	Non-GAAP Operating Margin—incentivizes operational efficiency and profitability
•	Non-GAAP Net Income—incentivizes operational efficiency and profitability while also reflecting capital structure and tax impacts
(1)	Calculated on a fixed foreign exchange basis. We define Foreign exchange neutral (“FX-Neutral”) net revenues as GAAP net revenues minus the exchange rate effect, which we calculate by applying prior period foreign currency exchange rates to current year transactional currency amounts, excluding hedging activity. We believe presenting FX-Neutral net revenues provides useful information to both management and investors by isolating the effects of foreign currency exchange rate fluctuations that may not be indicative of our core operating results. In addition, as we have historically reported certain FX-Neutral results to investors, we believe that continuing to include these FX-Neutral measures provides consistency in our financial reporting. FX-Neutral net revenues are non-GAAP financial measures that are not based on any comprehensive set of accounting rules or principles and may be calculated differently than other “FX-Neutral,” “constant currency,” or similarly titled measures used by other companies. FX-Neutral net revenues are not presented as an alternative to GAAP net revenues and should only be used to evaluate our results of operations in conjunction with GAAP net revenues.

Total Shareholder Return Amount	[5]					$ 189.15	$ 132.51	$ 91.52	85.02	133.81
Peer Group Total Shareholder Return Amount	[5]					258.38	208.30	152.48	96.60	134.53
Net Income (Loss) Attributable to Parent						$ 2,031,000,000	$ 1,975,000,000	$ 2,767,000,000	$ (1,269,000,000)	$ 13,608,000,000
Company Selected Measure Amount	[6]					11,053,000,000	10,281,000,000	10,060,000,000	10,115,000,000	10,232,000,000
PEO Name						Mr. Iannone
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Name	[7]					FX-Neutral Revenue
Non-GAAP Measure Description [Text Block]						The Company has identified FX-Neutral Revenue as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the Other NEOs in 2025 to the Company’s performance. FX-Neutral Revenue was chosen from the following three most important financial performance measures used by the Company to link compensation actually paid to the PEO and other NEOs in 2025 to the Company’s performance:
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Name						Non-GAAP Operating Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Name						Non-GAAP Net Income
PEO [Member]
Pay vs Performance Disclosure [Table]
Total						$ 69,432,558
PEO [Member] | Deduction for amount reported under the “Stock Awards” and “Option Awards” Columns of the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Total						(23,518,310)
PEO [Member] | Year End Fair Value of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Total	[8]					47,306,977
PEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Total	[8]					15,930,899
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Total	[8]					2,164,758
PEO [Member] | Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Total	[8]					3,123,613
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Total	[8]					0
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Total	[8]					906,311
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Total						8,849,573
Non-PEO NEO [Member] | Deduction for amount reported under the “Stock Awards” and “Option Awards” Columns of the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Total						(6,292,452)
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Total	[8]					8,785,337
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Total	[8]					1,649,344
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Total	[8]					332,930
Non-PEO NEO [Member] | Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Total	[8]					1,359,308
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Total	[8]					(3,334,835)
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Total	[8]					$ 57,488

[1]	The Principal Executive Officer (“PEO”) and other NEOs (the “Non-PEO NEOs”) for the applicable years were as follows:
[2]	The 2025 Summary Compensation Table totals reported for our PEO and the average of the Non-PEO NEOs as a group for each year were subject to the following equity award adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid” using the methodology described below:
[3]	Implied volatility, dividend yield and Risk-free rate are computed as of the measurement date following similar methodology as grant date.
[4]	Expected term adjusted for moneyness is calculated as the midpoint between the weighted time to vest (considering both service and performance conditions) and the contractual term, and then adjusted based on the moneyness ratio as of the measurement date.
[5]	The peer group for TSR for each listed fiscal year is the S&P 500 Information Technology (Sector) Index. The TSR amounts disclosed in the table assume a fixed investment of $100, and the relevant “measurement period” for any given year presented is the market close on the last trading day before the registrant’s earliest fiscal year presented in the table, through and including the end of the fiscal year for which cumulative TSR is being calculated. In addition, the TSR for the earliest year in the table will represent the TSR over that “first” year while the TSR for the next earliest year will represent the cumulative TSR over the first and the second years.
[6]	The Company has identified FX-Neutral Revenue as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the Other NEOs in 2025 to the Company’s performance. FX-Neutral Revenue was chosen from the following three most important financial performance measures used by the Company to link compensation actually paid to the PEO and other NEOs in 2025 to the Company’s performance:
[7]	Calculated on a fixed foreign exchange basis. We define Foreign exchange neutral (“FX-Neutral”) net revenues as GAAP net revenues minus the exchange rate effect, which we calculate by applying prior period foreign currency exchange rates to current year transactional currency amounts, excluding hedging activity. We believe presenting FX-Neutral net revenues provides useful information to both management and investors by isolating the effects of foreign currency exchange rate fluctuations that may not be indicative of our core operating results. In addition, as we have historically reported certain FX-Neutral results to investors, we believe that continuing to include these FX-Neutral measures provides consistency in our financial reporting. FX-Neutral net revenues are non-GAAP financial measures that are not based on any comprehensive set of accounting rules or principles and may be calculated differently than other “FX-Neutral,” “constant currency,” or similarly titled measures used by other companies. FX-Neutral net revenues are not presented as an alternative to GAAP net revenues and should only be used to evaluate our results of operations in conjunction with GAAP net revenues.
[8]	Compensation Actually Paid excludes the Stock Awards and Option Awards columns from the relevant fiscal year’s Summary Compensation Table total. The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. The Rule 402(v) Equity Values reflect the aggregate of the following components, as applicable: (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year, less the fair value at the end of the prior year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year and (iv) the value of dividend equivalents paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. Equity values are calculated in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Update (“ASC”) Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant or the Company’s approach to valuation employed in its financial statements.